CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 7,194,912	$ 619,554
Cash segregated - customers	20,161,017
Cash segregated - PAB	200,762
Receivables - broker-dealers and clearing organizations	3,489,804
Receivables - customers, net	687,937
Other receivables	79,543
Prepaid income tax	139,316
Prepaids	106,362	58,828
Trading securities, market value, net	55	54,799,478
Total Current Assets	32,059,708	678,382
Operating Lease Right to Use Lease Asset	368,965
Property and equipment, net	20,599
Customer list, net	14,238,178
Identified licenses	4,553,944
Pacsquare asset purchase	1,416,000
Technology acquired, net	17,845,813
Cash deposits - broker-dealers and clearing organizations	3,515,000
Winston Strawn Subscription Agreement	1,875,150
Commercial bank acquisition deposit	91,200
Other assets	388,418
Marketable securities held in Trust Account		54,799,478
TOTAL ASSETS	76,372,975	55,477,860
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	22,025,211
Accounts and payables to officers/directors	551,007
Accounts payable and accrued expenses	3,652,809	5,510,760
Non-redemption agreement liability		1,441,653
Payables - broker-dealers and clearing organizations	486,958
Commissions, payroll and payroll taxes	219,765
Current portion of lease liability	159,933
Advances from related parties		3,104,097
Stock payable	1,244,965
Convertible Notes, net	3,775,017
Secured Convertible Note, net	5,101,163
Short-term merger financing, net	4,788,824
Excise tax payable	2,067,572	1,528,101
Deferred income tax liability	900
Total Current Liabilities	46,650,838	12,064,611
Accrued contingent liability	100,000
Long-term merger financing, net	7,249,309
Derivative liability - convertible notes	12,369,480
Derivative liability - Warrants	615,312	307,656
Earnout - liability	11,183,000
Subordinated borrowings	1,950,000
Trading account deposit	100,000
Long-term lease liability	214,281
TOTAL LIABILITIES	80,432,220	12,372,267
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption		54,618,469
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 12,277,759 and 5,031,250 shares issued and outstanding (excluding 0 and 5,050,384 shares subject to possible redemption) at March 31, 2024 and December 31, 2023, respectively	1,229	503
Additional paid-in-capital	97,162,370
Accumulated Deficit	(101,222,844)	(11,513,379)
TOTAL STOCKHOLDERS' DEFICIT	(4,059,245)	(11,512,876)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	76,372,975	55,477,860
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Promissory notes	$ 2,576,714
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Promissory notes		$ 480,000